COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) In Thousands, unless otherwise specified										6 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011	Jun. 30, 2014 Year 2013-2014 [Member]	Jun. 30, 2014 Year 2015 [Member]	Jun. 30, 2014 Year 2016 [Member]	Jun. 30, 2014 Year 2017 and thereafter [Member]	Jun. 30, 2014 Year 2010 and thereafter [Member]	Jun. 30, 2014 Company And Its Subsidiaries [Member] ILS	Jun. 30, 2014 Shagrir Systems Limited [Member] USD ($)	Jun. 30, 2014 Shagrir Systems Limited [Member] ILS
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans	$ 255									$ 2,321
Restricted Cash and Cash Equivalents, Current	65	81
Royalty Percentage	5.00%
Accrued Royalties	2,444
Loss Contingency, Damages Sought, Value										2,204
Annual Management Fee	180										2,000
Agreement Term, Description										During 1998, the Company entered into an agreement with Shagrir, for the supply of the services and equipment required to set up reception bases to be positioned throughout Israel. An addendum to the agreement was entered into in 2004 (the "First Addendum"). The agreement was for a period of 10 years with an option to extend it by an additional 10 years. During 2008, the Company and Shagrir entered into a second addendum to the agreement that extended the agreement by a period of 5 years, until 2013. During 2014 the Company and Shagrir entered into a third addendum to the agreement that extended the agreement by a period of 5 years, until 2018.
Minimum Ratio Of Shareholders Equity To Consolidated Assets	20.00%
Minimum Shareholders Equity	20,000								50,000
Ratio of Indebtedness to Net Capital	5.5			4.2	3.5	3	2.5	4
New Sales Tax Percentage			1.00%
New Sales Tax Liability Recorded	$ 193